BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 3) (Comm-IT Group [Member], USD $) In Thousands, unless otherwise specified	May 31, 2013
Net assets	$ 1,233
Non-controlling interest	(1,750)
Intangible assets	4,270
Goodwill	6,248
Deferred tax liability, net	(1,068)
Net assets acquired	8,933
As reported [Member]
Net assets	1,219
Non-controlling interest	(1,880)
Intangible assets	3,873
Goodwill	5,809
Deferred tax liability, net	0
Net assets acquired	9,021
Adjustment [Member]
Net assets	14
Non-controlling interest	130
Intangible assets	397
Goodwill	439
Deferred tax liability, net	(1,068)
Net assets acquired	$ (88)